Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Bank deposits with original maturity within three months	¥ 3,470	¥ 5,907
Cash at banks and on hand	53,832	114,729
Cash and cash equivalents	¥ 57,302	¥ 120,636	¥ 90,413	¥ 79,842